AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2026
	Shares	Value
Common Stocks - 96.6%
Communication Services - 5.9%
Atlanta Braves Holdings, Inc., Class C*	174,157	$8,852,400
Madison Square Garden Sports Corp.*	15,617	6,148,101
News Corp., Class A	233,151	6,425,641
Universal Music Group, N.V., ADR (Netherlands)	278,204	2,289,619

Total Communication Services		23,715,761
Consumer Discretionary - 4.8%
Carnival Corp., Ltd.	320,325	8,908,238
Genuine Parts Co.	63,320	7,875,109
Lithia Motors, Inc.	6,889	2,655,158

Total Consumer Discretionary		19,438,505
Consumer Staples - 17.0%
BJ's Wholesale Club Holdings, Inc.*	128,226	12,537,938
Cal-Maine Foods, Inc.	129,063	11,329,150
Celsius Holdings, Inc.*,1	140,628	4,107,744
Coca-Cola Consolidated, Inc.	43,643	8,200,520
The Estee Lauder Cos., Inc., Class A	109,181	9,160,286
Keurig Dr Pepper, Inc.	240,043	7,470,138
Sprouts Farmers Market, Inc.*	67,346	5,869,877
United Natural Foods, Inc.*	187,042	9,507,345

Total Consumer Staples		68,182,998
Energy - 2.0%
Matador Resources Co.	163,384	8,151,228
Financials - 16.3%
Brown & Brown, Inc.	75,025	5,281,760
Commerce Bancshares, Inc.	136,283	8,077,494
Corpay, Inc.*	16,373	6,256,287
Fairfax Financial Holdings, Ltd. (Canada)	7,908	13,195,684
First Citizens BancShares, Inc., Class A	3,071	6,715,202
Miami International Holdings, Inc.*	155,394	7,309,734
White Mountains Insurance Group, Ltd.	6,195	12,995,437
Willis Towers Watson PLC (United Kingdom)	16,842	5,657,565

Total Financials		65,489,163
Health Care - 7.5%
The Cooper Cos., Inc.*	133,707	9,669,690
GE HealthCare Technologies, Inc.	98,741	6,716,363
Labcorp Holdings, Inc.	26,024	8,046,621
Smith & Nephew PLC, Sponsored ADR (United Kingdom)[1]	186,814	5,895,850

Total Health Care		30,328,524
Industrials - 25.5%
Alamo Group, Inc.	36,394	5,789,558
	Shares	Value

API Group Corp.*	112,736	$4,473,364
CACI International, Inc., Class A*	23,364	11,629,431
Carlisle Cos., Inc.	18,372	6,612,450
Delta Air Lines, Inc.	42,084	3,679,825
Fedex Freight Holding Co., Inc.*	66,869	9,397,101
Landstar System, Inc.	22,196	3,879,195
McGrath RentCorp	51,436	5,922,855
Otis Worldwide Corp.	138,783	9,985,437
Simpson Manufacturing Co., Inc.	42,856	8,045,785
SS&C Technologies Holdings, Inc.	83,934	6,467,115
StandardAero, Inc.*,1	517,510	15,168,218
TFI International, Inc. (Canada)	49,557	6,691,186
UFP Industries, Inc.	52,869	4,585,857

Total Industrials		102,327,377
Information Technology - 1.8%
Constellation Software, Inc. (Canada)	3,282	7,030,077
Materials - 10.2%
Amrize, Ltd.	301,444	14,743,626
AptarGroup, Inc.	60,473	8,100,963
International Flavors & Fragrances, Inc.	124,554	9,867,168
Royal Gold, Inc.	42,230	8,376,320

Total Materials		41,088,077
Real Estate - 3.1%
Mid-America Apartment Communities, Inc., REIT	57,534	7,614,050
The St. Joe Co.	80,081	4,984,241

Total Real Estate		12,598,291
Utilities - 2.5%
Talen Energy Corp.*	29,846	9,971,549

Total Common Stocks (Cost $362,052,998)		388,321,550

	Principal Amount
Short-Term Investments - 4.9%
Joint Repurchase Agreements - 1.5%[2]
Citadel Securities LLC, dated 07/31/26, due 08/03/26, 3.700% total to be received $243,075 (collateralized by various U.S. Treasuries, 0.000% - 5.000%, 08/15/26 - 05/15/56, totaling $247,936)	$243,000	243,000
Daiwa Capital Markets America, dated 07/31/26, due 08/03/26, 3.640% total to be received $365,771 (collateralized by various U.S. Treasuries, 0.125% - 4.375%, 12/31/26 - 11/30/32, totaling $372,973)	365,660	365,660

AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Joint Repurchase Agreements - 1.5%[2] (continued)
Jefferies LLC, dated 07/31/26, due 08/03/26, 3.670% total to be received $5,466,671 (collateralized by various U.S. Treasuries, 0.000% - 5.375%, 09/15/26 - 11/15/55, totaling $5,574,302)	$5,465,000	$5,465,000

Total Joint Repurchase Agreements		6,073,660
Repurchase Agreements - 3.4%
Fixed Income Clearing Corp., dated 07/31/26, due 08/03/26, 3.350% total to be received $13,745,836 (collateralized by a U.S. Treasury Note, 3.750%, 06/30/27, totaling $14,016,866)	13,742,000	13,742,000

Total Short-Term Investments (Cost $19,815,660)		19,815,660
Value

Total Investments - 101.5% (Cost $381,868,658)	$408,137,210
Other Assets, less Liabilities - (1.5)%	(6,033,749)
Net Assets - 100.0%	$402,103,461

*	Non-income producing security.
[1]	Some of these securities, amounting to $11,407,083 or 2.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$388,321,550	—	—	$388,321,550
Short-Term Investments
Joint Repurchase Agreements	—	$6,073,660	—	6,073,660
Repurchase Agreements	—	13,742,000	—	13,742,000
Total Investments in Securities	$388,321,550	$19,815,660	—	$408,137,210

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2026, there were no transfers in or out of Level 3.

AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$11,407,083	$6,073,660	$5,811,854	$11,885,514
The following table summarizes the securities received as collateral for securities lending at July 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.000%	09/30/26-11/15/55
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.